BUSINESS COMBINATION (Tables)	12 Months Ended
Mar. 31, 2015
Kyocera Circuit Solutions, Inc. (KCS)
BUSINESS COMBINATION
Assets and Liabilities Recorded Based upon their Estimated Fair Values at Date of Acquisition

On October 1, 2014, Kyocera Circuit Solutions, Inc. was integrated into Kyocera SLC Technologies Corporation, which ran an organic substrate business, and the new integrated company was named Kyocera Circuit Solutions, Inc. Kyocera is striving to further enhance its organic substrate business through this integration.

(Yen in millions)
Cash and cash equivalents	¥3,303
Trade receivables	8,231
Inventories	3,946
Others	910

Total current assets	16,390

Property, plant and equipment	5,413
Intangible assets	3,134
Others	860

Total non-current assets	9,407

Total assets	25,797

Trade notes and accounts payable	5,241
Others	3,202

Total current liabilities	8,443

Non-current liabilities	3,486

Total liabilities	11,929

Total identified assets and liabilities	13,868

Purchase price (Cash)	19,416

Goodwill	¥5,548

Summary of Intangible Assets Subject to Amortization Recorded Due to Acquisition
(Yen in millions)
Intangible assets subject to amortization :
Technologies	¥1,423
Customer relationships	1,200
Others	511

Total	¥3,134

MOTEX Inc.
BUSINESS COMBINATION
Assets and Liabilities Recorded Based upon their Estimated Fair Values at Date of Acquisition

November 5, 2012
(Yen in millions)
Current assets	¥5,069
Intangible assets	4,247
Other non-current assets	1,400

Total assets	10,716

Current liabilities	1,907
Non-current liabilities	1,607

Total liabilities	3,514

Total identified assets and liabilities	7,202

Purchase price (Cash)	13,507

Goodwill	¥6,305

Summary of Intangible Assets Subject to Amortization Recorded Due to Acquisition
November 5, 2012
(Yen in millions)
Intangible assets subject to amortization :
Customer relationships	¥3,452
Software	616
Trademarks	179

Total	¥4,247

Asia Tantalum
BUSINESS COMBINATION
Assets and Liabilities Recorded Based upon their Estimated Fair Values at Date of Acquisition

(Yen in millions)
Accounts receivables	¥727
Inventories	1,414
Other current assets and liabilities	(799)

Working capital	1,342

Property, plant and equipment	2,873
Accrued benefit liability	(179)

Total identified assets and liabilities	4,036

Purchase price (less cash acquired)	7,613

Goodwill	¥3,577